INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT IN JOINT VENTURE
Summary of Changes to Investments in Joint Ventures

Changes to the investment in joint venture were as follows on December 31, 2021:

	Before reorganization
	Raízen Combustíveis	Raízen Energia	Reorganization (note 1.2)	Raízen S.A.
Shares issued by the joint venture	1,661,418,472	7,243,283,198	1,447,807,814	10,352,509,484
Shares held by Cosan	830,709,236	3,621,641,599	105,246,282	4,557,597,117
Cosan ownership interest	50%	50%	-6%	44.02%

At December 31, 2020	3,847,506	4,140,702	—	7,988,208
Interest in earnings of joint venture (i)	448,124	(72,609)	4,215,116	4,590,631
Other comprehensive (losses) income	215,787	(491,548)	(73,416)	(349,177)
Interest on capital (ii)	(100,318)	—	(122,480)	(222,798)
Corporate reorganization (Note 1.2)	—	(3,204,832)	3,204,832	—
Dividends (ii)	(716,230)	(371,713)	17,742	(1,070,201)
At December 31, 2021	3,694,869	—	7,241,794	10,936,663

(i)   As disclosed in Note 1.2, the conclusion of Raízen’s IPO and the acquisition of Biosev resulted in two capitalizations in Raízen’s equity of R$6,599,987 and R$2,347,281, respectively. Such capitalizations resulted in a dilution of Cosan S.A.’s interest in Raízen without the loss of shared control, keeping the investment classified as a joint venture.

Changes to investment in joint venture were as follows on December 31, 2022:

Raízen S.A.
Shares issued by the joint venture	10,352,509,484
Shares held by investor	4,557,597,117
Ownership percentage (directly and indirectly)	33.63%
Balance as of December 31, 2021	10,936,663
Equity income	(92,179)
Asset valuation adjustment	1,053,226
Dividends (i)	(676,354)
Balance as of December 31, 2022	11,221,356

(i)   Amount proposed and allocated within this period. During the year ended December 31, 2022, previously allocated dividends and interest on equity were paid, totaling R$517,233 and R$657,538 were constituted and paid within the year, totaling R$1,174,771.

Summary of gains and losses recognized in income under investment in joint venture

The following are the gains and losses recognized for the period:

Reduction on previously held interest	(896,817)
Increase in investment due to cash contribution by non-controlling shareholders in the IPO	2,929,872
Exercise of subscription bonus - Hédera	1,043,347
Other comprehensive income *	(82,243)
Gain on dilution	2,994,159
Profit for the year under the equity method	1,596,472
Interest in earnings of joint venture	4,590,631

* Reclassification as part of the partial disposal.